Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2023, 2022 and 2021 consists of:

Fiscal year ended October 31, 2023	Current	Deferred	Total
U.S. Federal	$105,756	$—	$105,756
State	39,968	—	39,968
Totals	$145,724	$—	$145,724
Fiscal year ended October 31, 2022	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	24,693	—	24,693
Totals	$24,693	$—	$24,693
Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)

Reported income tax expense for the years ended October 31, 2023, 2022 and 2021 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal years 2023, 2022 and 2021 to income before income taxes as follows:

	Years ended October 31,
	2023	2022	2021
“Expected” income taxes (benefit)	$464,567	$(67,704)	$1,384,030
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	25,751	10,217	136,875
Provision to return reconciliation adjustment	81,100	11,516	(13,721)
Excess tax benefits related to share-based compensation	(11,875)	(44,562)	(9,118)
PPP Loan forgiveness	—	—	(1,046,094)
Non-deductible life insurance premiums	5,527	5,527	5,527
Other differences, net	11,918	4,338	1,642
Change in valulation allowance	(431,264)	105,361	(479,039)
Reported income tax expense (benefit)	$145,724	$24,693	$(19,898)

Optical Cable Corporation (OCC)

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2023 and 2022 are presented below:

	October 31,
	2023	2022
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$35,563	$32,600
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,099,469	894,666
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,842	90,306
Share-based compensation expense	116,939	72,925
Section 163(j) interest	3,450	101,682
Research and experimental expenditures, due to capitalization for tax purposes	85,419	—
Net operating loss carryforwards	2,494,887	3,156,960
Plant and equipment, due to differences in depreciation and capital gain recognition	43,229	13,822
Other	8,122	23,223
Total gross deferred tax assets	3,954,920	4,386,184
Valuation allowance	(3,954,920)	(4,386,184)
Net deferred tax assets	$—	$—

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2023, $672,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028.

Additionally, the Company has federal and state gross NOL carryforwards of $10,712,376 and $1,756,107, respectively. Federal NOL carryforwards originate with certain fiscal years from 2019 through 2022 and do not expire. State NOL carryforwards originate with certain fiscal years from 2015 through 2022 and will not begin to expire until fiscal year 2030.

For the fiscal years ended October 31, 2023 and 2022, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $3,954,920 and $4,386,184, respectively, against net deferred tax assets existing as of October 31, 2023 and 2022.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

Optical Cable Corporation (OCC)

A reconciliation of the unrecognized tax benefits for fiscal years 2023 and 2022 follows:

	October 31,
	2023	2022
Unrecognized tax benefits balance at beginning of year	$28,488	$28,488
Gross decreases for tax positions of prior years	(1,330)	—
Gross increases for current year tax positions	1,036	—
Unrecognized tax benefits balance at end of year	$28,194	$28,488

During fiscal year 2023, the Company increased accrued interest by $1,546 and decreased accrued penalties by $332 related to unrecognized tax benefits. During fiscal year 2022, the Company increased accrued interest by $2,448 and no penalties were accrued related to unrecognized tax benefits. As of October 31, 2023 and 2022, the Company had approximately $17,268 and $16,055, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $20,073 and $20,630 as of October 31, 2023 and 2022, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2020 through October 31, 2022.